Taxes (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Taxes Payable Abstract
VAT payable	$ 693,239	$ 770,853
Corporate income tax payable	462,792	40,211
Withholding tax payable	349,582	275,208
Disability insurance fund payable	776,979	565,806
Other tax payables	72,474	62,931
Total tax payables	$ 2,355,066	$ 1,715,009